COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments [Table Text Block]
	Mortgage	Leases with related parties	Total
	$	$	$
2023	55,465	1,467,282	1,522,747
2024	48,855	1,504,455	1,553,310
2025	45,551	1,314,551	1,360,102
2026	45,551	1,353,987	1,399,538
2027	45,551	1,394,607	1,440,158
Thereafter	368,201	9,148,937	9,517,138
	609,174	16,183,819	16,792,993